Fair values of financial instruments carried at fair value - Sensitivity of Level 3 fair values to reasonably possible alternative assumptions by instrument type (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 712	$ 514	$ 393
Unfavourable changes reflected in profit or loss	(600)	(357)	(296)
Favourable changes recognized in OCI	15	128	166
Unfavourable changes recognized in OCI	(10)	(149)	(132)
Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	357	142	133
Unfavourable changes reflected in profit or loss	(288)	(105)	(91)
Favourable changes recognized in OCI	0	117	116
Unfavourable changes recognized in OCI	0	(102)	(86)
Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	71	66	38
Unfavourable changes reflected in profit or loss	(40)	(39)	(24)
Favourable changes recognized in OCI	15	3	41
Unfavourable changes recognized in OCI	(10)	(39)	(38)
Loans held for securitisation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	1	1	1
Unfavourable changes reflected in profit or loss	(1)	(1)	(1)
Favourable changes recognized in OCI	0	0	0
Unfavourable changes recognized in OCI	0	0	0
Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	15	12	10
Unfavourable changes reflected in profit or loss	(12)	(9)	(7)
Favourable changes recognized in OCI	0	0	0
Unfavourable changes recognized in OCI	0	0	0
Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	0	0	1
Unfavourable changes reflected in profit or loss	0	0	(1)
Favourable changes recognized in OCI	0	0	0
Unfavourable changes recognized in OCI	0	0	0
Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	200	249	171
Unfavourable changes reflected in profit or loss	(166)	(150)	(127)
Favourable changes recognized in OCI	0	0	0
Unfavourable changes recognized in OCI	0	0	0
Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	68	44	39
Unfavourable changes reflected in profit or loss	(93)	(53)	(45)
Favourable changes recognized in OCI	0	8	9
Unfavourable changes recognized in OCI	$ 0	$ (8)	$ (8)